Quarterly Holdings Report
for

Fidelity Simplicity RMD 2025 Fund℠

October 31, 2020

R98-QTLY-1220
1.9895843.101

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	6,429	$66,738
Fidelity Series Blue Chip Growth Fund (a)	6,626	106,083
Fidelity Series Commodity Strategy Fund (a)	37,768	159,380
Fidelity Series Growth Company Fund (a)	10,668	271,916
Fidelity Series Intrinsic Opportunities Fund (a)	17,716	277,958
Fidelity Series Large Cap Stock Fund (a)	17,511	241,656
Fidelity Series Large Cap Value Index Fund (a)	7,503	85,910
Fidelity Series Opportunistic Insights Fund (a)	6,539	137,186
Fidelity Series Small Cap Discovery Fund (a)	2,912	30,138
Fidelity Series Small Cap Opportunities Fund (a)	7,675	99,390
Fidelity Series Stock Selector Large Cap Value Fund (a)	18,570	202,225
Fidelity Series Value Discovery Fund (a)	12,457	154,224
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,775,341)		1,832,804

International Equity Funds - 25.7%
Fidelity Series Canada Fund (a)	8,654	84,548
Fidelity Series Emerging Markets Fund (a)	7,394	71,350
Fidelity Series Emerging Markets Opportunities Fund (a)	29,747	639,559
Fidelity Series International Growth Fund (a)	13,923	250,750
Fidelity Series International Small Cap Fund (a)	4,533	79,559
Fidelity Series International Value Fund (a)	30,550	252,034
Fidelity Series Overseas Fund (a)	23,527	249,855
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,545,958)		1,627,655

Bond Funds - 36.7%
Fidelity Series Emerging Markets Debt Fund (a)	4,306	38,622
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	690	6,901
Fidelity Series Floating Rate High Income Fund (a)	1,031	9,094
Fidelity Series High Income Fund (a)	5,077	46,148
Fidelity Series Inflation-Protected Bond Index Fund (a)	40,929	435,898
Fidelity Series International Credit Fund (a)	303	3,140
Fidelity Series Investment Grade Bond Fund (a)	137,398	1,608,929
Fidelity Series Long-Term Treasury Bond Index Fund (a)	14,464	144,347
Fidelity Series Real Estate Income Fund (a)	2,788	27,768
TOTAL BOND FUNDS
(Cost $2,322,988)		2,320,847

Short-Term Funds - 8.6%
Fidelity Series Government Money Market Fund 0.14% (a)(b)	487,365	487,365
Fidelity Series Short-Term Credit Fund (a)	5,906	60,358
TOTAL SHORT-TERM FUNDS
(Cost $546,901)		547,723
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,191,188)		6,329,029
NET OTHER ASSETS (LIABILITIES) - 0.0%		(153)
NET ASSETS - 100%		$6,328,876

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$61,221	$8,271	$3,548	$--	$244	$550	$66,738
Fidelity Series Blue Chip Growth Fund	106,955	34,292	18,693	22,357	1,643	(18,114)	106,083
Fidelity Series Canada Fund	76,813	12,647	1,741	--	76	(3,247)	84,548
Fidelity Series Commodity Strategy Fund	142,236	21,104	9,393	667	392	5,041	159,380
Fidelity Series Emerging Markets Debt Fund	35,262	4,535	228	459	12	(959)	38,622
Fidelity Series Emerging Markets Debt Local Currency Fund	--	6,901	--	--	--	--	6,901
Fidelity Series Emerging Markets Fund	62,604	8,934	2,620	--	78	2,354	71,350
Fidelity Series Emerging Markets Opportunities Fund	569,057	80,759	32,808	--	1,018	21,533	639,559
Fidelity Series Floating Rate High Income Fund	8,016	1,081	53	95	2	48	9,094
Fidelity Series Government Money Market Fund 0.14%	420,175	74,379	7,189	196	--	--	487,365
Fidelity Series Growth Company Fund	245,453	31,590	19,263	--	2,274	11,862	271,916
Fidelity Series High Income Fund	41,387	5,507	267	575	13	(492)	46,148
Fidelity Series Inflation-Protected Bond Index Fund	388,532	52,129	6,649	84	(16)	1,902	435,898
Fidelity Series International Credit Fund	2,814	349	16	23	1	(8)	3,140
Fidelity Series International Growth Fund	231,563	32,307	12,868	--	568	(820)	250,750
Fidelity Series International Small Cap Fund	68,415	8,354	438	--	13	3,215	79,559
Fidelity Series International Value Fund	230,864	37,359	6,357	--	213	(10,045)	252,034
Fidelity Series Intrinsic Opportunities Fund	248,953	32,547	9,497	3,798	43	5,912	277,958
Fidelity Series Investment Grade Bond Fund	1,431,741	295,184	35,527	70,418	(200)	(82,269)	1,608,929
Fidelity Series Large Cap Stock Fund	218,217	43,715	9,573	7,695	141	(10,844)	241,656
Fidelity Series Large Cap Value Index Fund	76,307	11,748	2,068	--	105	(182)	85,910
Fidelity Series Long-Term Treasury Bond Index Fund	131,274	28,483	4,611	664	(118)	(10,681)	144,347
Fidelity Series Opportunistic Insights Fund	126,057	19,145	9,785	--	1,694	75	137,186
Fidelity Series Overseas Fund	232,016	33,341	8,678	--	251	(7,075)	249,855
Fidelity Series Real Estate Income Fund	24,351	3,599	168	512	11	(25)	27,768
Fidelity Series Short-Term Credit Fund	60,183	411	--	408	--	(236)	60,358
Fidelity Series Small Cap Discovery Fund	27,090	4,220	1,345	--	68	105	30,138
Fidelity Series Small Cap Opportunities Fund	90,305	12,431	5,287	589	141	1,800	99,390
Fidelity Series Stock Selector Large Cap Value Fund	181,013	26,084	6,218	--	256	1,090	202,225
Fidelity Series Value Discovery Fund	137,460	19,360	6,146	--	387	3,163	154,224
	5,676,334	950,766	221,034	108,540	9,310	(86,347)	6,329,029

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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